Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employee related liabilities	$ 578	$ 537
Employee compensated absences	252	237
Taxes other than income taxes	95	79
Advances from customers	83	89
Liabilities related to public funding	113	42
Derivative instruments	15	86
Defined benefit and contribution plans	49	50
Royalties	24	22
Current operating lease liabilities	52	54
Restructuring	68	0
Others	111	110
Total	$ 1,440	$ 1,306